Schedule of investments

Delaware Emerging Markets Debt Corporate Fund April 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 92.34%Δ
Argentina - 2.19%
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	783,125	$494,896
Tecpetrol 144A 4.875% 12/12/22 #	235,000	185,603
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	515,000	381,440
YPF 144A 8.50% 6/27/29 #	637,000	300,728
		1,362,667
Brazil - 8.35%
Aegea Finance 144A 5.75% 10/10/24 #	435,000	427,475
BRF 144A 4.875% 1/24/30 #	580,000	503,440
Centrais Eletricas Brasileiras 144A 4.625% 2/4/30 #	595,000	515,121
CSN Resources
144A 7.625% 2/13/23 #	545,000	430,659
144A 7.625% 4/17/26 #	200,000	142,920
Itau Unibanco Holding 144A 3.25% 1/24/25 #	605,000	589,119
JBS Investments II
144A 5.75% 1/15/28 #	490,000	480,029
144A 7.00% 1/15/26 #	495,000	515,765
Klabin Austria 144A 7.00% 4/3/49 #	600,000	585,000
Petrobras Global Finance
144A 5.093% 1/15/30 #	290,000	265,249
6.90% 3/19/49	300,000	293,250
Rede D’or Finance 144A 4.50% 1/22/30 #	520,000	442,338
		5,190,365
Chile - 4.26%
AES Gener 144A 7.125% 3/26/79 #µ	605,000	578,947
Colbun 144A 3.15% 3/6/30 #	395,000	378,706
Engie Energia Chile 144A 4.50% 1/29/25 #	435,000	457,559
Inversiones CMPC 144A 3.85% 1/13/30 #	410,000	397,433
Latam Finance
144A 6.875% 4/11/24 #	200,000	84,000
144A 7.00% 3/1/26 #	605,000	253,858
Sociedad Quimica y Minera de Chile 144A
3.625% 4/3/23 #	500,000	496,600
		2,647,103
China - 7.11%
Baidu 3.875% 9/29/23	400,000	417,896
Bank of China 144A 5.00% 11/13/24 #	420,000	458,296
China Overseas Finance Cayman V 3.95% 11/15/22	592,000	609,066
JD. com 3.125% 4/29/21	400,000	402,782
Kaisa Group Holdings 144A 11.95% 10/22/22 #	745,000	728,759
Shimao Property Holdings 5.60% 7/15/26	615,000	618,380

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Schedule of investments

Delaware Emerging Markets Debt Corporate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Sinopec Group Overseas Development 2018 144A
2.50% 8/8/24 #	500,000	$507,998
Tencent Holdings 144A 3.28% 4/11/24 #	640,000	671,971
		4,415,148
Colombia - 6.58%
Bancolombia
3.00% 1/29/25	765,000	710,516
4.625% 12/18/29 µ	400,000	347,500
Ecopetrol
6.875% 4/29/30	735,000	759,821
5.375% 6/26/26	256,000	255,260
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	785,000	744,101
Geopark
144A 5.50% 1/17/27 #	565,000	362,312
144A 6.50% 9/21/24 #	210,000	152,817
Gran Tierra Energy 144A 7.75% 5/23/27 #	400,000	97,750
Millicom International Cellular 144A 6.25% 3/25/29 #	670,000	659,715
		4,089,792
Dominican Republic - 0.62%
AES Andres 144A 7.95% 5/11/26 #	440,000	383,354
		383,354
Georgia - 1.08%
Bank of Georgia 144A 6.00% 7/26/23 #	680,000	673,200
		673,200
Ghana - 0.50%
Tullow Oil 144A 7.00% 3/1/25 #	595,000	313,119
		313,119
Hong Kong - 2.99%
AIA Group
3.125% 3/13/23	715,000	736,042
144A 3.375% 4/7/30 #	400,000	432,045
CK Hutchison International 17 144A 2.875% 4/5/22 #	475,000	483,674
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	205,745
		1,857,506
India - 4.18%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	610,000	520,668
Future Retail 144A 5.60% 1/22/25 #	780,000	212,753
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	760,000	669,186
ICICI Bank 144A 4.00% 3/18/26 #	450,000	432,004
ReNew Power 144A 5.875% 3/5/27 #	590,000	483,026
Vedanta Resources Finance II 144A 9.25% 4/23/26 #	670,000	278,050
		2,595,687

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(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Indonesia - 1.40%
Bayan Resources 144A 6.125% 1/24/23 #	360,000	$286,872
Listrindo Capital 144A 4.95% 9/14/26 #	602,000	582,315
		869,187
Israel - 4.71%
Altice Financing 144A 5.00% 1/15/28 #	600,000	588,750
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #µ	655,000	608,495
Israel Chemicals 144A 6.375% 5/31/38 #	450,000	499,913
Israel Electric 144A 5.00% 11/12/24 #	400,000	438,924
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	490,000	506,243
144A 7.125% 1/31/25 #	275,000	286,275
		2,928,600
Jamaica - 0.44%
Digicel Group One 144A 8.25% 12/30/22 #	455,000	273,000
		273,000
Kazakhstan - 0.88%
KazTransGas JSC 144A 4.375% 9/26/27 #	575,000	547,555
		547,555
Kuwait - 0.77%
Equate Petrochemical 144A 3.00% 3/3/22 #	475,000	476,458
		476,458
Macau - 0.48%
Wynn Macau 144A 5.50% 10/1/27 #	310,000	299,398
		299,398
Malaysia - 0.72%
Resorts World Las Vegas 144A 4.625% 4/16/29 #	500,000	447,917
		447,917
Mexico - 8.42%
Aerovias de Mexico 144A 7.00% 2/5/25 #	505,000	194,425
Banco Mercantil del Norte 144A 6.75%#µy	440,000	350,922
Banco Santander Mexico 144A 5.95% 10/1/28 #µ	535,000	518,741
Banco Santander Mexico Institucion de Banca Multiple
Grupo Financiero 144A 5.375% 4/17/25 #	250,000	257,187
BBVA Bancomer 144A 5.125% 1/18/33 #µ	460,000	400,798
Cemex 144A 5.45% 11/19/29 #	530,000	438,919
Cydsa 144A 6.25% 10/4/27 #	430,000	386,828
El Puerto de Liverpool
144A 3.875% 10/6/26 #	255,000	228,761
144A 3.95% 10/2/24 #	495,000	459,113
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	500,000	466,150
Infraestructura Energetica Nova
144A 4.875% 1/14/48 #	500,000	420,050

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Schedule of investments

Delaware Emerging Markets Debt Corporate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Mexico (continued)
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	420,000	$378,882
Minera Mexico 144A 4.50% 1/26/50 #	525,000	456,277
Petroleos Mexicanos 6.75% 9/21/47	391,000	274,482
		5,231,535
Morocco - 0.79%
OCP
144A 4.50% 10/22/25 #	200,000	207,410
144A 6.875% 4/25/44 #	235,000	281,413
		488,823
Nigeria - 1.02%
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	685,000	630,200
		630,200
Panama - 1.85%
Banco General 144A 4.125% 8/7/27 #	400,000	396,004
C&W Senior Financing DAC 144A 7.50% 10/15/26 #	400,000	402,408
Sable International Finance 144A 5.75% 9/7/27 #	350,000	353,360
		1,151,772
Paraguay - 2.39%
Bioceanico Sovereign Certificate 144A 2.634% 6/5/34 #^	880,000	565,840
Rutas 2 and 7 Finance 144A 3.413% 9/30/36 #^	615,000	381,977
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	550,000	539,000
		1,486,817
Peru - 3.45%
Banco de Credito del Peru 144A 2.70% 1/11/25 #	505,000	493,966
Banco Internacional del Peru 144A 3.375% 1/18/23 #	623,000	627,548
Kallpa Generacion 144A 4.125% 8/16/27 #	600,000	589,740
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	425,000	434,393
		2,145,647
Qatar - 1.79%
Ooredoo International Finance 144A 5.00% 10/19/25 #	510,000	566,939
QNB Finance 3.50% 3/28/24	525,000	545,549
		1,112,488
Republic of Korea - 3.83%
Kia Motors 144A 3.00% 4/25/23 #	695,000	692,022
Kookmin Bank 144A 2.875% 3/25/23 #	475,000	491,734
Shinhan Financial Group 144A 3.34% 2/5/30 #µ	555,000	561,172
Woori Bank 144A 4.75% 4/30/24 #	600,000	634,803
		2,379,731

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(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Republic of Lithuania - 0.63%
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	734,000	$392,690
		392,690
Republic of Vietnam - 1.11%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	720,000	688,020
		688,020
Russia - 4.26%
Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	1,145,000	1,082,231
Novolipetsk Steel Via Steel Funding DAC 144A
4.00% 9/21/24 #	600,000	623,175
Phosagro OAO via Phosagro Bond Funding DAC 144A
3.949% 4/24/23 #	200,000	205,000
VEON Holdings 144A 4.00% 4/9/25 #	708,000	734,246
		2,644,652
Saudi Arabia - 2.92%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	525,000	459,375
Saudi Arabian Oil
144A 2.875% 4/16/24 #	485,000	488,048
144A 4.25% 4/16/39 #	400,000	412,787
Saudi Electricity Global Sukuk 4 4.222% 1/27/24	430,000	450,713
		1,810,923
Singapore - 2.06%
BOC Aviation 144A 2.375% 9/15/21 #	600,000	598,746
DBS Group Holdings 144A 4.52% 12/11/28 #µ	645,000	680,223
		1,278,969
South Africa - 1.13%
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	540,000	572,346
Sasol Financing USA 6.50% 9/27/28	200,000	132,000
		704,346
Thailand - 1.48%
Bangkok Bank 144A 3.733% 9/25/34 #µ	1,025,000	919,074
		919,074
Turkey - 3.92%
Akbank T. A. S.
144A 5.125% 3/31/25 #	400,000	367,080
144A 7.20% 3/16/27 #µ	405,000	371,810
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	190,055
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	600,000	600,330
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	590,000	555,898
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	355,000	350,491
		2,435,664
Ukraine - 1.81%
Kernel Holding 144A 6.50% 10/17/24 #	645,000	552,081

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Schedule of investments

Delaware Emerging Markets Debt Corporate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Ukraine (continued)
MHP 144A 7.75% 5/10/24 #	200,000	$195,968
MHP Lux 144A 6.95% 4/3/26 #	400,000	373,136
		1,121,185
United Arab Emirates - 1.61%
DP World Crescent 144A 3.908% 5/31/23 #	465,000	461,417
Emirates NBD Bank PJSC 3.25% 11/14/22	530,000	540,997
		1,002,414
Zambia - 0.61%
First Quantum Minerals 144A 7.50% 4/1/25 #	425,000	377,273
		377,273
Total Corporate Bonds (cost $63,612,782)		57,372,279

Sovereign Bonds – 3.67%Δ
Argentina - 0.43%
Argentine Republic Government International Bond
5.625% 1/26/22	938,000	264,047
		264,047
Ecuador - 0.26%
Ecuador Government International Bond 144A
10.75% 1/31/29 #	550,000	160,881
		160,881
Mongolia - 1.00%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	710,000	619,479
		619,479
Philippines - 1.14%
Philippine Government International Bond 2.457% 5/5/30	695,000	710,464
		710,464
Qatar - 0.84%
Qatar Government International Bond 144A
3.40% 4/16/25 #	490,000	522,176
		522,176
Total Sovereign Bonds (cost $3,020,315)		2,277,047

Supranational Bank – 0.80%
Banque Ouest Africaine de Developpement 144A
4.70% 10/22/31 #	548,000	496,466
Total Supranational Bank (cost $548,000)		496,466

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(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 2.19%
Money Market Mutual Funds - 2.19%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.21%)	272,445	$272,445
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.16%)	272,444	272,444
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.25%)	272,444	272,444
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.13%)	272,444	272,444
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.14%)	272,444	272,444
Total Short-Term Investments (cost $1,362,221)		1,362,221

Total Value of Securities – 99.00%
(cost $68,543,318)		61,508,013

Receivables and Other Assets Net of Liabilities – 1.00%		623,864
Net Assets Applicable to 8,053,878 Shares Outstanding – 100.00%		$62,131,877

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2020, the aggregate value of Rule 144A securities was $51,365,039, which represents
82.67% of the Fund’s net assets.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020.
Rate will reset at a future date.
y	No contractual maturity date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

NQ-227 [4/20] 6/20 (1204415) 7

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund (Unaudited)

The following swap contracts were outstanding at April 30, 2020:
Swap Contracts
CDS Contract[1]

Variation
Counterparty/				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Receipts	Value	(Received)	Appreciation[3]	Brokers
Over-The-Counter/
Protection purchases/
Moody’s Ratings:
JPMCB-Mexico
3.60%
12/31/21WR
6/20/25-
Quarterly	3,709,000	1.00%	$277,289	$272,678	$4,611	$—

The use of swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index).
Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses
(gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains)
on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(4,224).

8 NQ-227 [4/20] 6/20 (1204415)

(Unaudited)

Summary of abbreviations:
CDS – Credit Default Swap
DAC – Designated Activity Company
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
PJSC – Private Joint Stock Company
USD – US Dollar

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